INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	June 30, 2024
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000
	(Unaudited)	(Unaudited)	(Unaudited)
Finite-lived intangible assets:
Computer software	461	(443)	18
Patent	203	(203)	-
Total finite-lived intangible assets	664	(646)	18
Indefinite-lived intangible assets:
Trademark and manufacturing license	124,446	-	124,446
Total indefinite-lived intangible assets	124,446	-	124,446
Total intangible assets	125,110	(646)	124,464

	December 31, 2023
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000
Finite-lived intangible assets:
Computer software	472	(439)	33
Patent	208	(208)	-
Total finite-lived intangible assets	680	(647)	33
Indefinite-lived intangible assets:
Trademark and manufacturing license	127,378	-	127,378
Total indefinite-lived intangible assets	127,378	-	127,378
Total intangible assets	128,058	(647)	127,411

No impairment charges were recognized on intangible assets for the six months ended June 30, 2024 and 2023.

Amortization expenses of intangible assets were US$14 thousand and US$41 thousand for the six months ended June 30, 2024 and 2023, respectively.

As of June 30, 2024, the estimated amortization expense relating to the existing intangible assets with finite lives for future periods is as follows:

US$’000
(Unaudited)
Six months ending December 31, 2024	15
2025 and thereafter	4
Total	19